Premises and Equipment - Components of Premises and Equipment Included in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 34,800	$ 34,636
Less accumulated depreciation	11,860	11,528
Premises and equipment, net	22,940	23,108
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	6,576	6,526
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	611	575
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	20,914	20,257
Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	486	582
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 6,213	$ 6,696